Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk - Derivatives Hedging Accounting (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
HEDGING DERIVATIVES, ASSETS	€ 1,991,000,000	€ 1,729,000,000	€ 2,892,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS	51,000,000	28,000,000	(21,000,000)
Liabilities Abstract
HEDGING DERIVATIVES, LIABILITIES	2,318,000,000	2,233,000,000	2,680,000,000
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES	€ 0	€ 0	€ 0